The Dreyfus Sustainable U.S. Equity Fund, Inc. (the "Fund")

Incorporated herein by reference is a definitive version of the Fund's prospectus filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on September 28, 2017 (SEC Accession No. 0000030167-17-000042).